GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, beginning balance	$ 11,449	$ 11,507
Foreign currency translation adjustments	(583)	(58)
Goodwill, ending balance	$ 10,866	$ 11,449